Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Cash flows from operating activities:
Net loss	$ (2,249,887)	$ (4,432,829)	$ (5,137,332)	$ (3,712,047)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,132,500	2,258,080	2,966,115	2,043,909
Amortization of beneficial conversion feature				261,062
Amortization of debt discount		19,490	19,490	45,266
Change in assets and liabilities:
Prepaid expenses	73,985	(113,092)	(82,882)	(21,624)
Other receivable	(22,248)
Accounts payable and accrued expenses	191,225	(52,400)	(176,573)	78,757
Accrued expenses - related party	140,000	22,676	(366,295)	288,689
Accrued interest	274,874	226,276	273,969	147,560
Net cash used in operating activities	(459,551)	(2,071,799)	(2,503,508)	(868,428)
Cash flows from financing activities:
Proceeds from convertible notes payable				202,200
Proceeds from note payable	102,000	25,000	100,000
Repayment of debenture			(5,000)
Proceeds from exercise of warrants	258,940		384,000
Proceeds from sale of preferred stock, net		2,035,384	2,095,040	265,000
Net cash provided by financing activities	360,940	2,060,384	2,574,040	467,200
Net change in cash	(98,611)	(11,415)	70,532	(401,228)
Cash at beginning of period	100,678	30,146	30,146	431,374
Cash at end of period	2,067	18,731	100,678	30,146
Cash paid for interest	11,785		110,712
Cash paid for taxes
Non-cash investing and financing activities:
Conversion of convertible notes payable		1,048,793	1,048,793	269,085
Cashless exercise of warrants and options		$ 20,563	20,563
Conversion of accounts payable into common stock			$ 30,000